Summary of Significant Accounting Policies - Schedule of Condensed Statement of Financial Position (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash and cash equivalents		$ 263,984
Short-term investment		1,395,946
Total current assets	3,644,838	3,839,557
Additional paid-in capital	43,107,067	37,343,147
Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity	2,772,245	280,836
Non-controlling interests	260,836	840,600
TOTAL SHAREHOLDERS’ EQUITY	$ 3,033,081	1,121,436	$ (4,578,797)	$ 587,833
Previously Reported [Member]
Cash and cash equivalents		1,659,930
Short-term investment
Total current assets		3,839,557
Additional paid-in capital		37,235,743
Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity		173,432
Non-controlling interests		948,004
TOTAL SHAREHOLDERS’ EQUITY		1,121,436
Revision of Prior Period, Adjustment [Member]
Cash and cash equivalents		(1,395,946)
Short-term investment		1,395,946
Total current assets
Additional paid-in capital		107,404
Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity		107,404
Non-controlling interests		(107,404)
TOTAL SHAREHOLDERS’ EQUITY